DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Dividends and interest on equity investments, net of Income Tax	R$ 245,577	R$ 318,455
Goias Transmissao S.A.
Dividends and interest on equity investments, net of Income Tax	22,030	17,936
STN - Sistema de Transmissao Nordeste S.A.
Dividends and interest on equity investments, net of Income Tax	7,839	8,974
Transenergia Renovavel S.A. (Transenergia)
Dividends and interest on equity investments, net of Income Tax	6,851	14,762
MGE Transmissao S.A.
Dividends and interest on equity investments, net of Income Tax	7,576	6,547
Transenergia Sao Paulo S.A.
Dividends and interest on equity investments, net of Income Tax	848	2,557
Caldas Novas Transmissao S.A.
Dividends and interest on equity investments, net of Income Tax	3,626	1,038
Enerpeixe S.A.
Dividends and interest on equity investments, net of Income Tax	15,878	26,446
Chapecoense Geracao S.A. (Chapecoense)
Dividends and interest on equity investments, net of Income Tax	25,674	24,625
LAJEADO ENERGIA
Dividends and interest on equity investments, net of Income Tax	55,896	50,009
CEMAR
Dividends and interest on equity investments, net of Income Tax	30,963	25,506
CTEEP
Dividends and interest on equity investments, net of Income Tax		48,634
EMAE
Dividends and interest on equity investments, net of Income Tax	12,753	6,213
Manaus Transmissora de Energia S.A.
Dividends and interest on equity investments, net of Income Tax	9,229	9,178
Manaus Transmissora de Energia S.A. | SERRA FACAO ENERGIA
Dividends and interest on equity investments, net of Income Tax	1,993	3,934
Retiro Baixo Energetica S.A.
Dividends and interest on equity investments, net of Income Tax	2,535	2,107
ETAU
Dividends and interest on equity investments, net of Income Tax	3,163	5,616
Uirapuru
Dividends and interest on equity investments, net of Income Tax	2,657	2,507
IE Garanhuns S/A | Interligacao Eletrica do Madeira S.A.
Dividends and interest on equity investments, net of Income Tax		9,891
IE MADEIRA
Dividends and interest on equity investments, net of Income Tax	20,737	30,630
EAPSA - Energetica Aguas da Pedra S.A.
Dividends and interest on equity investments, net of Income Tax	4,675	4,743
Other
Dividends and interest on equity investments, net of Income Tax	R$ 10,654	R$ 16,602